Borrowings (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Borrowings	€ 111,540,000		€ 77,980,000
Loans received	72,400,000		54,100,000
Research and development expense	51,883,000	€ 78,737,000
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans received | $				$ 80,000,000.0	$ 60,000,000.0
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Borrowings	54,100,000
Loans received	72,400,000		54,100,000
Carrying amounts	71,000,000.0		49,700,000
Carrying amount of other loans	11,200,000		5,300,000
Minimum revenue covenant prior to amendment	50,000,000.0
Minimum Revenue Covenant	35,000,000.0
Loan agreement [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	60
Loans received | $				$ 80,000,000.0	$ 60,000,000.0
CIR [member]
IfrsStatementLineItems [Line Items]
Research and development expense	2,400,000		4,700,000
CEPI [member]
IfrsStatementLineItems [Line Items]
Research and development expense	€ 4,700,000		€ 3,500,000